Annual Fund Operating Expenses	Apr. 30, 2026
Gabelli Growth Innovators ETF | Gabelli Growth Innovators ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Expenses (as a percentage of Assets)	0.90%	[1]
Fee Waiver or Reimbursement	(0.90%)	[2]
Net Expenses (as a percentage of Assets)	0.00%
Gabelli Love Our Planet & People ETF | Gabelli Love Our Planet & People ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.90%	[4]
Gabelli Global Technology Leaders ETF | Gabelli Global Technology Leaders ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Expenses (as a percentage of Assets)	0.90%	[5]
Fee Waiver or Reimbursement	(0.90%)	[6]
Net Expenses (as a percentage of Assets)	0.00%
Gabelli Commercial Aerospace and Defense ETF | Gabelli Commercial Aerospace and Defense ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Expenses (as a percentage of Assets)	0.90%	[7]
Fee Waiver or Reimbursement	(0.80%)	[8]
Net Expenses (as a percentage of Assets)	0.10%	[9]
Gabelli Financial Services Opportunities ETF | Gabelli Financial Services Opportunities ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Acquired Fund Fees and Expenses	0.74%
Expenses (as a percentage of Assets)	1.64%	[10]
Fee Waiver or Reimbursement	(0.40%)	[11]
Net Expenses (as a percentage of Assets)	1.24%	[12]
Gabelli High Income ETF | Gabelli High Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.56%	[13]
Fee Waiver or Reimbursement	(0.55%)	[14]
Net Expenses (as a percentage of Assets)	0.01%
Keeley Dividend ETF | Keeley Dividend ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[15]
Expenses (as a percentage of Assets)	0.90%	[15],[16]
Fee Waiver or Reimbursement	(0.90%)	[15],[17]
Net Expenses (as a percentage of Assets)	0.00%	[15]
Gabelli Opportunities in Live and Sports ETF | Gabelli Opportunities in Live and Sports ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[18]
Expenses (as a percentage of Assets)	0.90%	[18],[19]
Fee Waiver or Reimbursement	(0.90%)	[18],[20]
Net Expenses (as a percentage of Assets)	0.00%	[18]
Gabelli Equity Income ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Gabelli Equity Income ETF | Gabelli Equity Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.00%	[21]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.90%)	[22]
Net Expenses (as a percentage of Assets)	0.00%
Gabelli Small & Mid Cap ETF | Gabelli Small & Mid Cap ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.00%	[23]
Expenses (as a percentage of Assets)	0.90%
Gabelli Micro Cap ETF | Gabelli Micro Cap ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.00%	[24]
Expenses (as a percentage of Assets)	0.90%
Gabelli Green Energy ETF | Gabelli Green Energy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.00%	[25]
Expenses (as a percentage of Assets)	0.90%

[1]	Expenses have been restated to reflect the current year’s expected expenses.
[2]	The Adviser has contractually agreed to waive the Fund’s management fee of 0.90% on the first $25 million in net assets. The fee waiver agreement for the Growth Innovators Fund will continue for at least one year from the effective date of this Prospectus. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.
[3]	Other Expenses have been restated to reflect estimated amounts for the current fiscal year.
[4]	The Adviser has voluntarily agreed to waive the Fund’s management fee of 0.90% on the first $100 million in net assets through the fiscal year ending December 31, 2026.
[5]	Expenses have been restated to reflect the current year’s expected expenses.
[6]	The Adviser has contractually agreed to waive the Fund’s management fee of 0.90% on the first $25 million in net assets. The fee waiver agreement for the Global Technology Leaders Fund will continue for at least one year following the effective date of this Prospectus. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.
[7]	Expenses have been restated to reflect the current year’s expected expenses.
[8]	The Adviser has contractually agreed to waive the Fund’s management fee of 0.90% on the first $25 million in net assets. The fee waiver agreement for the Aerospace and Defense Fund will continue for at least one year following the effective date of this Prospectus. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.
[9]	Total Annual Fund Operating Expenses After Fee Waiver are based on the application of the fee waiver to the Fund’s net assets as of the date of the Prospectus, and therefore do not correlate to the Ratio to Average Net Assets of Operating Expenses Net of Waiver in the Financial Highlights section of the Prospectus. The Fund’s expense ratio after fee waiver may fluctuate during the current fiscal year based on changes in the Fund’s net assets.
[10]	Expenses have been restated to reflect the current year’s expected expenses.
[11]	The Adviser has contractually agreed to waive the Fund’s management fee of 0.90% on the first $25 million in net assets. The fee waiver agreement for the Financial Services Fund will continue for a period of no less than one year from the date of this prospectus. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees (the “Board”).
[12]	Total Annual Fund Operating Expenses After Fee Waiver are based on the application of the fee waiver to the Fund’s net assets as of the date of the Prospectus, and therefore do not correlate to the Ratio to Average Net Assets of Operating Expenses Net of Waiver in the Financial Highlights section of the Prospectus. The Fund’s expense ratio after fee waiver may fluctuate during the current fiscal year based on changes in the Fund’s net assets.
[13]	Expenses have been restated to reflect the current year’s expected expenses.
[14]	The Adviser has contractually agreed to waive the Fund’s management fee of 0.55% for at least one year from the effective date of this prospectus, and this arrangement cannot be terminated by the Fund or the Adviser before such time. The Adviser is not permitted to recoup any such waived fees.
[15]	The investment advisory agreement between Gabelli ETFs Trust (the “Trust”) and Gabelli Funds, LLC (the “Adviser”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses, and any extraordinary expenses.
[16]	Expenses have been restated to reflect the current year’s expected expenses.
[17]	The Adviser has contractually agreed to waive the Fund’s management fee of 0.90% for at least one year from the effective date of this prospectus, and this arrangement cannot be terminated by the Fund or the Adviser before such time. The Adviser is not permitted to recoup any such waived fees.
[18]	The investment advisory agreement between Gabelli ETFs Trust (the “Trust”) and Gabelli Funds, LLC (the “Adviser”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses, and any extraordinary expenses.
[19]	Expenses have been restated to reflect the current year’s expected expenses.
[20]	The Adviser has contractually agreed to waive the Fund’s management fee of 0.90% for at least one year from the effective date of this prospectus, and this arrangement cannot be terminated by the Fund or the Adviser before such time. The Adviser is not permitted to recoup any such waived fees.
[21]	“Other Expenses” are based on estimated amounts for the current fiscal year. As of April 30, 2025, the Fund had not yet launched.
[22]	The Adviser has contractually agreed to waive the Fund’s management fee of 0.90% on the first $25 million in net assets. The fee waiver agreement for the Equity Income Fund will continue until at least April 30, 2026. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.
[23]	“Other Expenses” are based on estimated amounts for the current fiscal year. As of April 30, 2025, the Fund had not yet launched.
[24]	“Other Expenses” are based on estimated amounts for the current fiscal year. As of April 30, 2025, the Fund had not yet launched.
[25]	“Other Expenses” are based on estimated amounts for the current fiscal year.